Note 5 - Property and Equipment - Major Classes of Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross		$ 992,571	$ 994,811
Less accumulated depreciation		(902,260)	(821,925)
Property and equipment, net	$ 75,668	90,311	172,886
Furniture and Fixtures [Member]
Property and equipment, gross		35,407	35,407
Office Equipment [Member]
Property and equipment, gross		138,897	138,897
Equipment [Member]
Property and equipment, gross		$ 818,267	$ 820,507